Long-Term Debt with Original Maturities of More Than One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Obligations under capital leases	¥ 24,406	¥ 20,851
Loan participation borrowings	62,332	59,517
Senior borrowings and bonds	4,784,010	4,438,602
Subordinated borrowings and bonds	3,931,475	3,942,848
Total	¥ 8,802,223	¥ 8,461,818